SCHEDULE OF AGGREGATE INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Total intangible assets – License agreements	$ 1,666,947	$ 1,666,947	$ 1,630,696
Accumulated Amortization	(339,956)	(318,370)	(208,323)
Net intangible assets	$ 1,326,991	$ 1,348,577	$ 1,422,373